HOSPITALITY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	$ 682	$ 687	$ 1,277	$ 1,252
Room, food and beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	590	589	1,104	1,085
Other leisure activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	54	63	103	102
Other hospitality revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	$ 38	$ 35	$ 70	$ 65